Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [abstract]
Current liabilities	¥ 362,701	¥ 268,388
Non-current liabilities	270,169	253,625
Total	¥ 632,870	¥ 522,013